Credit Quality of Financing Receivables and the Allowance for Credit Losses	12 Months Ended
Mar. 31, 2011
Credit Quality of Financing Receivables and the Allowance for Credit Losses

8. Credit Quality of Financing Receivables and the Allowance for Credit Losses

Changes in the allowance for doubtful receivables on direct financing leases and probable loan losses for fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Beginning balance	¥102,007	¥158,544	¥157,523	$1,894
Effect of the application of the new accounting standards*1	0	0	32,181	387
Beginning balance after the application of the new accounting standards	¥102,007	¥158,544	¥189,704	$2,281
Provision charged to income	76,985	71,529	31,122	374
Charge-offs	(21,027)	(60,412)	(61,829)	(743)
Recoveries	1,296	2,615	175	2
Other*2	(717)	(14,753)	(5,022)	(60)

Ending balance	¥158,544	¥157,523	¥154,150	$1,854

*1	This effect results from our application of the new accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
*2	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.

The balance of the allowance broken down into investment in direct financing leases and installment loans at March 31, 2010 and 2011 is as follows:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Balance of allowance related to:
Investment in direct financing leases	¥23,969	¥21,201	$255
Installment loans	133,554	132,949	1,599

Total	¥157,523	¥154,150	$1,854

The recorded investments in loans considered impaired are ¥348,143 million and ¥312,031 million ($3,753 million) as of March 31, 2010 and 2011, respectively. Of these amounts, it was determined that a valuation allowance was required with respect to loans which had outstanding balances of ¥268,145 million and ¥243,749 million ($2,931 million) as of March 31, 2010 and 2011, respectively. For such loans, the Company and its subsidiaries recorded a valuation allowance of ¥100,255 million and ¥97,323 million ($1,170 million) as of March 31, 2010 and 2011, respectively. This valuation allowance is included in the allowance for doubtful receivables on direct financing leases and probable loan losses in the accompanying consolidated balance sheets. The recorded investments in loans considered impaired above include purchased loans considered impaired as described in Note 7.

As of March 31, 2010 and 2011, the balances of direct financing leases on non-accrual status were ¥25,682 million and ¥22,787 million ($274 million), and the balances of smaller-balance homogeneous loans on non-accrual status were ¥12,321 million and ¥15,096 million ($182 million), respectively.

The Company and its subsidiaries adopted Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)) issued in July 2010. This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, and requires an entity to provide the following information disaggregated by portfolio segment and class of financing receivable.

Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables

A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and direct financing leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010.

The following table provides information about the allowance for credit losses as of March 31, 2011:

	March 31, 2011
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*	Direct financing leases	Total
Allowance for Credit Losses:
Ending Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150

Individually Evaluated for Impairment	3,016	23,123	55,170	16,014	0	97,323
Not Individually Evaluated for Impairment	14,080	4,303	15,802	1,441	21,201	56,827

Financing receivables:
Ending Balance	¥840,419	¥952,573	¥1,065,119	¥111,335	¥830,853	¥3,800,299

Individually Evaluated for Impairment	8,312	73,029	194,005	36,685	0	312,031
Not Individually Evaluated for Impairment	832,107	879,544	871,114	74,650	830,853	3,488,268

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

	March 31, 2011
	Millions of U.S. dollars
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*	Direct financing leases	Total
Allowance for Credit Losses:
Ending Balance	$206	$329	$854	$210	$255	$1,854

Individually Evaluated for Impairment	36	278	663	193	0	1,170
Not Individually Evaluated for Impairment	170	51	191	17	255	684

Financing receivables:
Ending Balance	$10,108	$11,456	$12,809	$1,339	$9,992	$45,704

Individually Evaluated for Impairment	100	879	2,333	441	0	3,753
Not Individually Evaluated for Impairment	10,008	10,577	10,476	898	9,992	41,951

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.

The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off experience as well as current economic conditions.

In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees. For loans to corporate other borrowers and direct financing leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off experience in addition to the debtors’ creditworthiness.

The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans. Particularly for non-recourse loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.

In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2011:

	March 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded *1:		¥68,282	¥68,183	¥0
Consumer borrowers	Housing loans	2,259	2,259	0
	Other	0	0	0
Corporate borrowers		66,023	65,924	0
Non-recourse loans	Japan	9,465	9,443	0
	U.S	4,579	4,579	0
Other	Real estate companies	14,532	14,516	0
	Entertainment companies	17,080	17,031	0
	Other	20,367	20,355	0
Purchased loans		0	0	0
With an allowance recorded *2:		243,749	242,843	97,323
Consumer borrowers	Housing loans	6,053	6,052	3,016
	Other	0	0	0
Corporate borrowers		201,011	200,106	78,293
Non-recourse loans	Japan	11,953	11,895	4,421
	U.S	47,032	46,786	18,702
Other	Real estate companies	79,075	78,808	30,552
	Entertainment companies	12,517	12,486	4,114
	Other	50,434	50,131	20,504
Purchased loans		36,685	36,685	16,014

Total:		¥312,031	¥311,026	¥97,323

Consumer borrowers		8,312	8,311	3,016

Corporate borrowers		267,034	266,030	78,293

Non-recourse loans		73,029	72,703	23,123

Other		194,005	193,327	55,170

Purchased loans		36,685	36,685	16,014

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts due are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts due are not considered to be collectible.

	March 31, 2011
	Millions of U.S. dollars
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		$822	$820	$0
Consumer borrowers	Housing loans	27	27	0
	Other	0	0	0
Corporate borrowers		795	793	0
Non-recourse loans	Japan	114	114	0
	U.S	55	55	0
Other	Real estate companies	175	175	0
	Entertainment companies	205	205	0
	Other	246	244	0
Purchased loans		0	0	0
With an allowance recorded *2:		2,931	2,921	1,170
Consumer borrowers	Housing loans	73	73	36
	Other	0	0	0
Corporate borrowers		2,417	2,407	941
Non-recourse loans	Japan	144	143	53
	U.S	566	563	225
Other	Real estate companies	951	948	367
	Entertainment companies	151	150	49
	Other	605	603	247
Purchased loans		441	441	193

Total:		$3,753	$3,741	$1,170

Consumer borrowers		100	100	36

Corporate borrowers		3,212	3,200	941

Non-recourse loans		879	875	278

Other		2,333	2,325	663

Purchased loans		441	441	193

The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due 90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value ratios, and other relevant available information.

For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.

The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans and other, are impaired when terms of these loans are modified in troubled debt restructurings.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discount cash flow methodology. Non-recourse loans in the U.S. consist mainly of commercial mortgage loans held by the newly consolidated VIEs resulting from the application of new accounting standards in this fiscal year relating to the consolidation of VIEs (see Note 1 “Significant Accounting and Reporting Policies” and Note 11 “Variable Interest Entities”). For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.

The average recorded investments in impaired loans for fiscal 2009, 2010 and 2011 were ¥317,911 million, ¥402,868 million and ¥368,539 million ($4,432 million), respectively. The Company and its subsidiaries recognized interest income on impaired loans of ¥15,482 million, ¥7,875 million and ¥4,225 million ($51 million), and collected in cash interest on impaired loans of ¥9,421 million, ¥4,841 million and ¥3,592 million ($43 million) in fiscal 2009, 2010 and 2011, respectively.

The following table provides information about the credit quality indicators as of March 31, 2011:

	March 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥807,194	¥8,312	¥9,972	¥18,284	¥825,478
	Other	14,876	0	65	65	14,941
Corporate borrowers		1,750,658	267,034	0	267,034	2,017,692
Non-recourse loans	Japan	282,222	21,418	0	21,418	303,640
	U.S	597,322	51,611	0	51,611	648,933
Other	Real estate companies	292,607	93,607	0	93,607	386,214
	Entertainment companies	115,876	29,597	0	29,597	145,473
	Other	462,631	70,801	0	70,801	533,432
Purchased loans		74,650	36,685	0	36,685	111,335
Direct financing leases	Japan	624,919	0	17,908	17,908	642,827
	Overseas	183,147	0	4,879	4,879	188,026

Total		¥3,455,444	¥312,031	¥32,824	¥344,855	¥3,800,299

	March 31, 2011
	Millions of U.S. dollars
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	$9,708	$100	$120	$220	$9,928
	Other	179	0	1	1	180
Corporate borrowers		21,053	3,212	0	3,212	24,265
Non-recourse loans	Japan	3,394	258	0	258	3,652
	U.S	7,183	621	0	621	7,804
Other	Real estate companies	3,519	1,126	0	1,126	4,645
	Entertainment companies	1,394	356	0	356	1,750
	Other	5,563	851	0	851	6,414
Purchased loans		898	441	0	441	1,339
Direct financing leases	Japan	7,516	0	215	215	7,731
	Overseas	2,202	0	59	59	2,261

Total		$41,556	$3,753	$395	$4,148	$45,704

In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, or whose repayment is past-due 90 days or more, and performing assets include all other financing receivables.

Out of non-performing assets presented above, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans which are not restructured and direct financing leases, as 90 days or more past-due financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2011:

	March 31, 2011
	Millions of yen
		Past-Due Financing Receivables
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	¥4,119	¥15,031	¥19,150	¥825,478	¥15,031
	Other	0	65	65	14,941	65
Corporate borrowers		120,127	125,826	245,953	2,017,692	125,826
Non-recourse loans	Japan	5,697	9,925	15,622	303,640	9,925
	U.S	97,114	19,747	116,861	648,933	19,747
Other	Real estate companies	4,556	54,566	59,122	386,214	54,566
	Entertainment companies	3,093	5,487	8,580	145,473	5,487
	Other	9,667	36,101	45,768	533,432	36,101
Direct financing leases	Japan	3,307	17,908	21,215	642,827	17,908
	Overseas	2,500	4,879	7,379	188,026	4,879

Total		¥130,053	¥163,709	¥293,762	¥3,688,964	¥163,709

	March 31, 2011
	Millions of U.S. dollars
	Class	Past-Due Financing Receivables
		30-89 Days Past-Due	90 Days or More Past-Due	Total Past Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	$50	$181	$231	$9,928	$181
	Other	0	1	1	180	1
Corporate borrowers		1,444	1,513	2,957	24,265	1,513
Non-recourse loans	Japan	69	119	188	3,652	119
	U.S	1,168	237	1,405	7,804	237
Other	Real estate companies	55	656	711	4,645	656
	Entertainment companies	37	66	103	1,750	66
	Other	115	435	550	6,414	435
Direct financing leases	Japan	40	215	255	7,731	215
	Overseas	30	59	89	2,261	59

Total		$1,564	$1,969	$3,533	$44,365	$1,969

In common with all classes, the Company and its subsidiaries consider financing receivables as past-due financing receivables when principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends.

Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes certain that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors.